SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Product Information [Line Items]
Total operating revenue	$ 11,740,852	$ 7,194,187	$ 3,166,228
Advertising [Member]
Product Information [Line Items]
Total operating revenue	5,307,280	7,174,050	3,158,520
Cash Rebate Payment Solution Services And Media Booking [Member]
Product Information [Line Items]
Total operating revenue	84,592	20,137	7,708
Software Development [Member]
Product Information [Line Items]
Total operating revenue	5,715,333
Production Services [Member]
Product Information [Line Items]
Total operating revenue	362,040
Marketing And Promotional Campaign Service [Member]
Product Information [Line Items]
Total operating revenue	$ 271,607